Stockholders' Equity (Details) - USD ($)					1 Months Ended						3 Months Ended			12 Months Ended
	Dec. 20, 2022	Jul. 17, 2022	Dec. 08, 2021	Aug. 04, 2021	May 19, 2022	Sep. 30, 2021	Aug. 31, 2021	Feb. 26, 2021	Feb. 19, 2021	Oct. 17, 2017	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 15, 2022	Aug. 23, 2021	Nov. 06, 2020
Stockholders' Equity (Details) [Line Items]
Par value per share (in Dollars per share)											$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock shares authorized (in Shares)											5,000,000			5,000,000	5,000,000
Preferred stock, par value (in Dollars per share)											$ 0.0001			$ 0.0001	$ 0.0001
Common stock shares authorized (in Shares)											100,000,000			100,000,000	100,000,000
Warrants exercise price (in Dollars per share)							$ 150								$ 100
Warrants term							5 years								5 years
Placement agent fees and offering expenses															$ 968,930
Allocated to common stock															364,812
Allocated to warrant liabilities															604,118
Purchasers aggregate amount															174,993
Maximum purchase aggregate amount															583,310
Incurred damages															524,979
Aggregate accrued interest													$ 105,850
Price per share (in Dollars per share)													$ 54.6
Cash payment										$ 275,000
Restricted shares, issued (in Shares)										11,250
Restricted shares value										$ 1,973,250	$ 8,100			$ 261,704
Accounts payable										1,750,000
Gain (loss) on settlement of liabilities										$ 223,250	$ 557,421
Placement agent fees and offering expenses							$ 1,120,000
Stated value															7,500
Aggregate shares (in Shares)	215,000	175,000									400,000			600
Warrants exercise price (in Shares)		0.0001												81
Warrant shares (in Shares)														1,499,286
Warrants exercised														$ 263
Unrecognized stock based compensation expense														$ 48,600	$ 4,202,495
Restricted Stock, Shares Issued Net of Shares for Tax Withholdings (in Shares)														26,325
Special voting shares (in Shares)															73,224
Granted options				10 years				10 years
Purchase of aggregate shares (in Shares)			33,750	21,800	5,700			79,000						6,707
Options exercisable (in Dollars per share)			$ 79	$ 151.2	$ 27.2			$ 88.6						$ 27.2
Vest rate percentage								20.00%
Grant rate percentage								80.00%
Aggregate grant date value			$ 2,077,953	$ 2,180,375	$ 115,936			$ 4,810,527
Weighted average remaining vesting period				4 years											2 years 2 months 8 days
Shares grant dated value (in Shares)														6,707
Grant value														$ 13,500
Stock based compensation expense															$ 2,852,309	$ 2,607,501
Restricted shares (in Shares)											600
General and administrative expenses											$ 514,696	$ 5,261		5,612	462,580
Research and development expenses											81,771			$ 240,731	2,947,536
Compensation expense											596,467
Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Par value per share (in Dollars per share)									$ 91									$ 120
Aggregate shares (in Shares)									128,200
Aggregate gross proceeds							15,000,000		$ 11,700,000
Offering expenses							$ 13,900,000		$ 10,700,000
Aggregate shares of common stock (in Shares)																		125,000
Purchase of aggregate shares (in Shares)														13,500
Aggregate grant date value														$ 130,000
General and administrative expenses											470,703
Research and development expenses											$ 86,718
Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Aggregate shares (in Shares)									128,200
Allocated to warrant liabilities															$ 604,118
Warrants shares (in Shares)																		125,000
Series A Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock shares authorized (in Shares)																			5,000,000
Preferred stock, par value (in Dollars per share)																			$ 0.0001
Shares issued (in Shares)														14,026
Net of preferred stock														$ 331,591
Class A preferred stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock shares authorized (in Shares)											1			1	1
Preferred shares issued (in Shares)											1			1	1				1,000,000
Designated shares (in Shares)																			1
Voting share (in Shares)																			1
Stock Options [Member]
Stockholders' Equity (Details) [Line Items]
Weighted average remaining vesting period											1 year 9 months 18 days
Unrecognized stock-based compensation expense											$ 2,981,420
Restricted Stock [Member]
Stockholders' Equity (Details) [Line Items]
Weighted average remaining vesting period											9 months
Unrecognized stock-based compensation expense											$ 9,720
PIPE [Member] | Minimum [Member]
Stockholders' Equity (Details) [Line Items]
Beneficial ownership interest							4.99%								4.99%
PIPE [Member] | Maximum [Member]
Stockholders' Equity (Details) [Line Items]
Beneficial ownership interest							9.99%								9.99%
Conversions [Member]
Stockholders' Equity (Details) [Line Items]
Aggregate principal amount													$ 365,750
Aggregate accrued interest													$ 66,633
Aggregate shares of common stock (in Shares)													7,920
Convertible Notes Payable [Member]
Stockholders' Equity (Details) [Line Items]
Aggregate principal amount													$ 1,234,333
Aggregate shares of common stock (in Shares)													23,357
Convertible Notes Payable [Member] | Minimum [Member]
Stockholders' Equity (Details) [Line Items]
Conversion price (in Dollars per share)													$ 49
Convertible Notes Payable [Member] | Maximum [Member]
Stockholders' Equity (Details) [Line Items]
Conversion price (in Dollars per share)													$ 65.8
Common Stock Issued for Services [Member]
Stockholders' Equity (Details) [Line Items]
Aggregate shares (in Shares)															15,878
Aggregate issuance date fair value															$ 1,785,366
July Twenty Two Pre Funded Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Aggregate shares (in Shares)		131,604
Warrants exercise price (in Shares)		21.2
Aggregate gross proceeds		$ 6,499,737
Financing Receivable, Writeoff after Recovery to Average Outstanding, Percent		9.99%
December 2022 Common Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Warrants term														5 years
Aggregate shares (in Shares)	2,571,429	306,604
Financing Receivable, Writeoff after Recovery to Average Outstanding, Percent														4.99%
Class Of Warrant Or Right Exercises Price Of Warrants Or Rights (in Dollars per share)														$ 3.5
July2022 Common Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Warrants term														5 years
Financing Receivable, Writeoff after Recovery to Average Outstanding, Percent														4.99%
Class Of Warrant Or Right Exercises Price Of Warrants Or Rights (in Dollars per share)														$ 21.2
December Twenty Two Pre Funded Warrants Member
Stockholders' Equity (Details) [Line Items]
Aggregate shares (in Shares)	1,499,286
Warrants exercise price (in Shares)														0.0001
Financing Receivable, Writeoff after Recovery to Average Outstanding, Percent														4.99%
Warrant shares (in Shares)														131,604
Warrants exercised														$ 150
December Twenty Two Offering Member
Stockholders' Equity (Details) [Line Items]
Warrants exercise price (in Shares)	3.5
Aggregate gross proceeds														$ 6,000,000
Related Party Loans [Member] | Convertible Notes Payable [Member]
Stockholders' Equity (Details) [Line Items]
Aggregate principal amount						$ 693,371
Aggregate accrued interest						$ 157,741
Aggregate shares of common stock (in Shares)						7,093
Conversion price (in Dollars per share)															$ 1,250
Conversion price per share (in Dollars per share)						$ 120
Board of Directors [Member]
Stockholders' Equity (Details) [Line Items]
Granted options					1 year